Annual Total Returns - Voya Index Solution 2055 Portfolio (Class Z Shares) [BarChart] - Class Z Shares - Voya Index Solution 2055 Portfolio - Class I	May 01, 2021
Bar Chart Table:
2011	(3.93%)
2012	16.18%
2013	24.32%
2014	6.61%
2015	(1.51%)
2016	8.24%
2017	21.27%
2018	(8.24%)
2019	25.54%
2020	15.69%